Pension and Retirement Allowance Plans (Projected Benefit Obligations and the Fair Value of Plan Assets) (Details) In Thousands	Mar. 31, 2011 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)
Projected benefit obligations	¥ 275,690,000	$ 3,321,566	¥ 274,880,000	$ 1,944,386	¥ 161,384,000	¥ 168,533,000
Fair value of plan assets	159,831,000	1,925,675	162,307,000	1,646,783	136,683,000	140,167,000
Accumulated benefit obligations	270,800,000	3,262,651	274,259,000	1,899,530	157,661,000	161,789,000
Fair value of plan assets	¥ 159,831,000	$ 1,925,675	¥ 162,307,000	$ 1,643,108	¥ 136,378,000	¥ 137,619,000